Finance costs and finance income - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 18, 2014
Finance Cost and Finance Income [Line Items]
Percentage of voting equity interests acquired			5.00%
Contingent consideration recognised as of acquisition date	$ 23,026,000
Royalty rate	1.50%
Minera Gold Fields Peru S.A [Member]
Finance Cost and Finance Income [Line Items]
Percentage of voting equity interests acquired				51.00%
Expense due to unwinding of discount on provisions	$ 36,709,000	$ 36,015,000	$ 21,769,000